Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Long-Term Equity Investments

(in thousands)	June 30 2018	December 31 2017
Common shares held	$261,159	$95,608
Warrants held	13	124

	$261,172	$95,732

Common Shares Held

		Fair Value Adjustment Gains (Losses) Included in OCI
(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Fair Value at Dec 31, 2017
Bear Creek	$17,829	$(5,831)	$(3,528)	$21,358
Sabina	13,505	(831)	(7,665)	21,171
Arizona Mining	46,780	15,370	19,199	27,581
First Majestic	159,578	8,578	8,578	—
Other	23,467	(623)	(3,050)	25,498

Total common shares held	$261,159	$16,663	$13,534	$95,608

		Fair Value Adjustment Gains (Losses) Included in OCI
(in thousands)	Fair Value at Jun 30, 2017	Three Months Ended Jun 30, 2017	Six Months Ended Jun 30, 2017
Bear Creek	$21,465	$(1,236)	$(1,752)
Sabina	18,032	4,506	9,492
Arizona Mining	21,962	5,823	3,714
Other	19,136	(1,618)	(416)

Total common shares held	$80,595	$7,475	$11,038

Warrants Held

		Fair Value Adjustment Gain (Loss) Included in Net Earnings
(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Fair Value at Dec 31, 2017
Warrants held - Kutcho	$13	$(12)	$(111)	$124